Unaudited interim condensed consolidated statements of income/(loss) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements Of Income [Line Items]
Net sales	SFr 749.2	SFr 567.7	SFr 1,475.8	SFr 1,075.9
Cost of sales	(288.4)	(227.4)	(579.7)	(432.3)
Gross profit	460.8	340.2	896.1	643.6
Selling, general and administrative expenses	(368.0)	(292.9)	(726.3)	(557.7)
Operating result	92.8	47.3	169.8	85.8
Financial income	7.5	5.8	14.8	11.2
Financial expenses	(7.7)	(5.9)	(13.6)	(10.8)
Foreign exchange gain / (loss)	(139.9)	(4.5)	(154.4)	72.3
Income / (loss) before taxes	(47.3)	42.7	16.6	158.5
Income tax benefit / (expense)	6.4	(11.8)	(0.8)	(36.3)
Net income / (loss)	(40.9)	30.8	15.8	122.2
Class A
Consolidated Statements Of Income [Line Items]
Net income / (loss)	SFr (36.7)	SFr 27.5	SFr 14.1	SFr 109.1
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr (0.12)	SFr 0.10	SFr 0.05	SFr 0.38
Diluted EPS (CHF) (in CHF per share)	SFr (0.12)	SFr 0.09	SFr 0.05	SFr 0.37
Class B
Consolidated Statements Of Income [Line Items]
Net income / (loss)	SFr (4.2)	SFr 3.3	SFr 1.6	SFr 13.1
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr (0.01)	SFr 0.01	SFr 0	SFr 0.04
Diluted EPS (CHF) (in CHF per share)	SFr (0.01)	SFr 0.01	SFr 0	SFr 0.04